Schedule IV - Reinsurance (Notes)	12 Months Ended
Dec. 31, 2012
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
ING U.S., Inc.
Schedule IV

Reinsurance
Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Gross	Ceded	Assumed	Net	Percentage of Assumed to Net
2012
Life insurance in force	$798,312.2	$160,926.2	$10,913.8	$648,299.8	1.7%

Premiums:
Life insurance	$1,368.6	$1,429.0	$1,296.2	$1,235.8	104.9%
Accident and health insurance	678.2	97.4	5.3	586.1	0.9%
Annuities	37.2	0.1	2.1	39.2	5.4%
Total premiums	$2,084.0	$1,526.5	$1,303.6	$1,861.1	70.0%

2011
Life insurance in force	$748,208.9	$163,571.6	$14,947.4	$599,584.7	2.5%

Premiums:
Life insurance	$1,291.8	$1,454.0	$1,319.8	$1,157.6	114.0%
Accident and health insurance	670.0	104.4	9.3	574.9	1.6%
Annuities	37.4	—	0.1	37.5	0.3%
Total premiums	$1,999.2	$1,558.4	$1,329.2	$1,770.0	75.1%

2010
Life insurance in force	$706,563.8	$170,888.2	$20,040.5	$555,716.1	3.6%

Premiums:
Life insurance	$1,233.6	$1,532.5	$1,387.4	$1,088.5	127.5%
Accident and health insurance	652.4	240.2	138.9	551.1	25.2%
Annuities	67.9	—	—	67.9	—%
Total premiums	$1,953.9	$1,772.7	$1,526.3	$1,707.5	89.4%